Income Taxes (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating losses	$ 19,000,000	$ 17,300,000
Less: valuation allowance	$ (19,000,000)	$ (17,300,000)
Net deferred tax assets